SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY (Details) - Historical volatility for shares, measurement input [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Change	20.00%
Impact on comprehensive loss	$ 22,330	$ 25,437